Depreciation and Amortisation (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation and amortisation expense [abstract]
Table of Depreciation and Amortisation

	2019	2018	2017
Depreciation of property and equipment	3,116,353	2,716,559	1,982,001
Amortization of right of use	562,870	—	—
Amortization of intangible assets	504,352	233,184	209,557
Depreciation of investment properties	21,505	6,799	5,089
Depreciation of other assets	2,691	517	2,175

TOTAL	4,207,771	2,957,059	2,198,822